FAIR VALUE DISCLOSURES - CARRYING VALUES AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments classified as Level 3	$ 6	$ 31
Financial Instruments [Abstract]
Mortgage loans on real estate	17	17
Policy loans	185	176
Policyholders' liabilities: Investment contracts	2,631	2,377
Reported Value Measurement
Financial Instruments [Abstract]
Mortgage loans on real estate	17	17
Policy loans	185	176
Policyholders' liabilities: Investment contracts	153	168
Estimate of Fair Value Measurement
Financial Instruments [Abstract]
Mortgage loans on real estate		16
Policy loans		210
Policyholders' liabilities: Investment contracts	156	170
Estimate of Fair Value Measurement | Level 1
Financial Instruments [Abstract]
Mortgage loans on real estate	0	0
Policy loans	0	0
Policyholders' liabilities: Investment contracts	0	0
Estimate of Fair Value Measurement | Level 2
Financial Instruments [Abstract]
Mortgage loans on real estate	0	0
Policy loans	0	0
Policyholders' liabilities: Investment contracts	0	0
Estimate of Fair Value Measurement | Level 3
Financial Instruments [Abstract]
Mortgage loans on real estate	17	16
Policy loans	224	210
Policyholders' liabilities: Investment contracts	$ 156	$ 170